Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 2 - Basis of Preparation of the Financial Statements

Note 2 - Basis of Preparation of the Financial Statements

A. Statement of compliance with International Financial Reporting Standards

The consolidated financial statements have been prepared by the Group in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Boards (IASB).

The consolidated financial statements were authorized for issuance by the Company’s Board of Directors on March 6, 2018.

B. Functional and presentation currency

Items included in the consolidated financial statements of the Company are measured using the currency of the primary economic environment in which the individual entity operates (“the functional currency”). The consolidated financial statements are presented in United States Dollars (“US Dollars”; $), which is the functional currency of the Company.

Note 2 - Basis of Preparation of the Financial Statements (cont’d)

C. Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following assets and liabilities: derivative financial instruments, securities held for trading that are measured at fair value, non-current assets held-for-sale, Investments in associates and joint ventures, deferred tax assets and liabilities, provisions and assets and liabilities in respect of employee benefits.

For further information regarding the measurement of these assets and liabilities see Note 3 regarding significant accounting policies.

D. Operating cycle

The Company’s regular operating cycle is up to one year. As a result, the current assets and the current liabilities include items the realization of which is intended and anticipated to take place within one year.

E. Use of estimates and judgment

The preparations of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The evaluation of accounting estimates used in the preparation of the Group’s financial statements requires management of the Company to make assumptions regarding laws interpretations which apply to the Company, circumstances and events that involve considerable uncertainty. Management of the Company prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following table:

Note 2 - Basis of Preparation of the Financial Statements (cont'd)

E. Use of estimates and judgment (cont'd)

Estimate	Principal assumptions	Possible effects	Reference
Recognition of deferred tax asset

Tax rates expected to apply when the timing differences applied to Beneficiary Enterprise are realized is based on forecasts of future revenues to be earned. The reasonability of future revenues to be earned to use future tax benefits.

		Recognition or reversal of deferred tax asset in profit or loss.	See Note 18 regarding taxes on income
Uncertain tax positions

The extent of the certainty that the Group’s tax positions will be accepted (uncertain tax positions) and the risk of it incurring any additional tax and interest expenses. This is based on an analysis of a number of matters including interpretations of tax laws and the Group’s past experience.

		Recognition of additional income tax expenses.	See Note 18 regarding taxes on income
Post-employment employee benefits	Actuarial assumptions such as the discount rate, future salary increases and the future pension increase.	An increase or decrease in the post-employment defined benefit obligation.	See Note 19 regarding employee benefits.
Assessment of probability of contingent and environmental liabilities including cost of waste removal/restoration

Whether it is more likely than not that an outflow of economic resources will be required in respect of potential liabilities under the environmental protection laws and legal claims pending against the Company and its investees. The waste removal/ restoration obligation depends on the reliability of the estimates of future removal costs.

		Creation, adjustment or reversal of a provision for a claim and/or environmental liability including cost of waste removal/restoration.	See Note 21 regarding contingent liabilities
Recoverable amount of a cash generating unit, among other things, containing goodwill	The discount rate and a budgeted growth rate.	Change in impairment loss.	See Note 14 regarding impairment testing.
Assessment of the fair value of the assets and liabilities acquired in business combinations	Expected cash‑flow forecasts of the acquired business, and models for calculating the fair value of the acquired items and their depreciation and amortization periods.	Impact on the balance of assets and liabilities acquired and the depreciation and amortization in the statement of income.
Assessment of the net realizable value of inventory	Future selling price and expected replacement price when used as the best available evidence for realizable value.	Decrease in the carrying value of the inventories and the results of operations accordingly.
Mineral reserves and resource deposits

Quantities and qualities estimates of mineral reserves and resource deposits are based on engineering, economic and geological data that is compiled and analyzed by the Company’s engineers and geologists.

Impact on the useful life of the assets relating to the relevant activity.

Note 2 - Basis of Preparation of the Financial Statements (cont'd)

F. Changes in accounting policies

  Initial application of amendment to IAS 7, Statement of Cash Flow

As from January 1, 2017 the Group applies the amendment to IAS 7, Statement of Cash Flow. According to the Amendment, an entity is required to provide disclosures that will enable the users of the financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flow and non-cash changes. These disclosures are to be provided with respect to the following changes in liabilities arising from financing activities; changes from financing cash flows; the effect of changes in foreign exchange rates; and other changes. The Amendment is applicable prospectively.

The new disclosure requirements are included in Note 16 regarding Credit from Banks and Others